ACCOUNTING POLICIES (Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Mining concession, period	50 years
Mining concession, additional term	50 years
Research and development expense	$ 21.8	$ 23.8	$ 19.0
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 662.3	662.3
Information system projects
Disclosure of detailed information about intangible assets [line items]
Amortisation Period, Certain Projects	5 years
Mining assets
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 5.3	32.4	$ 42.3
Steel | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 619.8	$ 619.8
Mining
Disclosure of detailed information about intangible assets [line items]
Amortisation rates, intangible assets other than goodwill	21.00%	19.00%	13.00%
Mining | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 42.5	$ 42.5
Top of range | Information system projects
Disclosure of detailed information about intangible assets [line items]
Amortisation period (not exceeding)	3 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	10 years
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years